Contract Liabilities (Tables)	6 Months Ended
Jun. 30, 2021
Change in Contract with Customer, Liability [Abstract]
Summary of Significant Changes In The Contract Liabilities
A summary of significant changes in the contract liabilities balance during the period is as follows:

(in thousands)	For the three months ended June 30, 2021
Balance as at March 31, 2021	$6,264
Increases due to amounts collected	—
Revenues recognized from current period increases	(328)

Balance as at June 30, 2021	$5,936

(in thousands)	For the six months ended June 30, 2021
Balance as at January 1, 2021	$5,265
Increases due to amounts collected	1,300
Revenues recognized from current period increases	(629)

Balance as at June 30, 2021	$5,936